Condensed Statement of Cash Flows	5 Months Ended
Jun. 30, 2021 USD ($)
Cash Flows from Operating Activities
Net Loss	$ (16,940,140)
Financing expenses on derivative classified instrument	36,537,500
Gain on marketable securities (net), dividends and interest, held in Trust Account	(6,327)
Change in fair value of derivative liability instrument	(20,000,000)
Changes in operating assets and liabilities
Prepaid expenses	(1,129,564)
Accounts payable	164,569
Net cash used in operating activities	(1,373,962)
Cash Flows from Investing Activities:
Investment of cash into Trust Account	(416,344,118)
Net cash used in Investing Activities:	(416,344,118)
Cash Flows from Financing Activities
Advances from related party	5,300
Proceeds from sale of Private Placement Shares	407,339,180
Proceeds from Private Placement shares	11,326,880
Sponsor contribution for class B and K common stock	25,000
Net cash provided by financing activities	418,696,360
Net increase in cash	978,280
Cash - beginning of period	0
Cash - end of period	978,280
Supplemental disclosure of noncash investing and financing activities:
Accretion of Class A Common Stock to redemption value	23,576,984
Deferred underwriting fees payable	$ 14,572,044